SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021 segment
Accounting Policies [Abstract]
Number of operating segments	1
Revenue from contract with customer, required payment period from delivery	10 days